Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Share-based Payment Arrangement, Option, Activity
The following table summarizes the activity of stock options for the year ended December 31, 2021 (aggregate intrinsic value in thousands):

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, January 1, 2021	—	$—	—	$—
Granted	774,796	3.41	N/A	N/A
Exercised	—	—	N/A	—
Forfeited/Cancelled	—	—	N/A	N/A
Outstanding, December 31, 2021	774,796	$3.41	9.9	$9
Exercisable, December 31, 2021	—	$—	—	$—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	The risk-free interest rate reflects the U.S. Treasury yield curve in effect at the time of the grant. No stock options were granted under the 2021 Plan during the years ended December 31, 2020 and 2019.

2021
Weighted-average grant-date fair value	$1.69
Risk-free interest rate	1.45%
Term (years)	6.0
Volatility	51.67%
Expected dividend	—%

Schedule of Unvested Restricted Stock Units Roll Forward
The following table summarizes the activity of unvested RSUs and the respective weighted-average grant date fair value per RSU for the year ended December 31, 2021. No RSUs were outstanding for the years ended December 31, 2020 and 2019.

	2021
	RSUs	Weighted-Average Grant Date Fair Value
Outstanding and unvested, beginning of year	—	$—
Granted	404,235	3.41
Vested	—	—
Forfeited	—	—

Outstanding and unvested, end of year	404,235	$3.41

Schedule Of Unvested Restricted Stock Awards Roll Forward
The following table summarizes the activity of unvested RSAs and respective weighted-average grant date fair value per RSA for the year ended December 31, 2021. No RSAs were outstanding for the years ended December 31, 2020 and 2019.

	2021
	RSAs	Weighted-Average Grant Date Fair Value
Outstanding and unvested, beginning of year	—	$—
Granted	557,334	3.42
Vested	(105,473)	3.42
Forfeited	(4,130)	3.42

Outstanding and unvested, end of year	447,731	$3.42